Summary of significant accounting policies - Revenue recognition, Commissions and Net loss per Unit (Details) - EWC Ventures and its Subsidiaries [Member] $ in Thousands	12 Months Ended
	Dec. 26, 2020 segment	Dec. 30, 2018 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Franchise agreement, term of contract	10 years
Franchise agreement, number of years from signing of agreement	2 years
Franchise agreement, number of extensions | segment	1
Franchise agreement, extension term	10 years
Percentage of commission	2.25
Percentage of preferred return	10
Royalty [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of fees on gross sales	6.0
Marketing [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Percentage of fees on gross sales	3.0
Franchise [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Franchise agreement, amortization term	12 years
Cumulative effect | ASU 2014-09
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest | $		$ 200